NOTE 8 - Leases: Schedule of Right-of-Use Assets (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Right-of-Use Assets

Right-of-Use Assets, net

	Buildings	Vehicles	Total
As of January 1, 2024	1,789	56	1,845
Additions	8,194	157	8,351
Modification	(758)	-	(758)
Index adjustments	382	4	386
Amortization	(749)	(51)	(800)
As of December 31, 2024	8,858	166	9,024
Additions	399	-	399
Modification	(78)	(7)	(85)
Index adjustments	225	3	228
Amortization	(1,082)	(78)	(1,160)
As of December 31, 2025	8,322	84	8,406